ACQUISITIONS AND DISPOSALS (Details 5) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Adjustment to the purchase consideration				54,178
Disposal of the non-compete agreements				(2,630)
Impairment losses of customer relationships and proprietary technology				(7,872)
Net gain on settlement relating to the acquisition of Long Rise before goodwill impairment	$ 0	0	0	43,676